Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Options Available for Grant and Outstanding Options Activity

The following table summarises the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Equity Incentive Plan at 31 March 2014, 2013 and 2012:

Shares Available for Grant
Balance at 31 March 2012	25,695,988

Granted	(1,415,605)
Forfeitures available for re-grant	223,400

Balance at 31 March 2013	24,503,783

Granted	(1,266,656)

Balance at 31 March 2014	23,237,127

Stock Options

There were no stock options granted during the years ended 31 March 2014 and 2013. The following table summarises the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2012	9,085,140	7.59

Exercised	(3,622,106)	7.01
Forfeited	(306,898)	8.56

Balance at 31 March 2013	5,156,136	7.94

Exercised	(4,056,860)	7.89

Balance at 31 March 2014	1,099,276	8.11

Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2014:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
5.99	47,500	0.7	5.99	$396,150	47,500	5.99	$396,150
6.38	200,896	3.7	6.38	1,597,123	200,896	6.38	1,597,123
8.40	337,880	2.6	8.40	2,003,628	337,880	8.40	2,003,628
8.40	101,000	2.6	8.40	598,930	101,000	8.40	598,930
8.90	394,900	1.7	8.90	2,144,307	394,900	8.90	2,144,307
8.90	17,100	1.7	8.90	92,853	17,100	8.90	92,853

Total	1,099,276			$6,832,991	1,099,276		$6,832,991

Restricted Stock Activity

The following table summarises the Company’s restricted stock activity during the noted period:

	Shares	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2012	3,677,511	5.59

Granted	1,415,605	7.74
Vested	(846,415)	7.21
Forfeited	(242,333)	5.81

Non-vested at 31 March 2013	4,004,368	5.99

Granted	1,266,656	9.11
Vested	(1,227,372)	5.42
Forfeited	(159,734)	6.38

Non-vested at 31 March 2014	3,883,918	7.17

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2014 and 2013, respectively:

	FY14	FY13
Date of grant	16 Sep 2013	14 Sep 2012
Dividend yield (per annum)	3.0%	1.5%
Expected volatility	43.3%	52.2%
Risk free interest rate	1.4%	0.7%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	10.17	8.95
Number of restricted stock units	489,888	432,654